VANECK DIGITAL TRANSFORMATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Australia : 6.1%
IREN Ltd. (USD) * † 495,785 $ 18,725,799
Underline
Canada : 5.3%
Hut 8 Corp. (USD) * 354,718 16,295,745
Underline
Cayman Islands : 2.8%
Bullish (USD) * 225,554 8,541,730
Underline
China : 3.1%
OSL Group Ltd. (HKD) * † 4,350,000 9,496,801
Underline
Japan : 4.6%
Metaplanet, Inc. * † 5,457,000 13,924,135
Underline
Singapore : 3.6%
Bitdeer Technologies Group
(USD) * † 980,760 10,994,320
Underline
United States : 74.3%
Applied Digital Corp. * † 585,535 14,357,318
Bit Digital, Inc. * † 2,378,165 4,494,732
BitMine Immersion
Technologies, Inc. 583,896 15,852,776
Block, Inc. * 403,725 26,278,459
Cipher Mining, Inc. * † 883,718 13,043,678
Circle Internet Group, Inc. * 227,083 18,007,682
Cleanspark, Inc. * † 1,123,957 11,374,445
Number
of Shares Value
United States (continued)
Coinbase Global, Inc. * 106,153 $ 24,005,439
Core Scientific, Inc. * 942,360 13,720,762
Figure Technology Solutions,
Inc. * 271,713 11,096,759
Galaxy Digital, Inc. * † 553,224 12,370,089
MARA Holdings, Inc. * † 1,378,033 12,374,736
Riot Platforms, Inc. * † 1,048,882 13,289,335
Strategy, Inc. * 158,156 24,031,804
Terawulf, Inc. * † 1,036,240 11,906,398
226,204,412
Total Common Stocks
(Cost: $364,841,718) 304,182,942
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
14.4%
Money Market Fund: 14.4%
(Cost: $43,893,190)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.80%(a) 43,893,190 43,893,190
Total Investments: 114.2%
(Cost: $408,734,908) 348,076,132
Liabilities in excess of other assets:
(14.2)% (43,381,882)
NET ASSETS: 100.0% $ 304,694,250
Definitions:
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $86,548,335.
* Non-income producing
(a) Rate shown is the 7-day yield as of 12/31/25.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 304,182,942
Australia $ 18,725,799 $ — $ — $ 18,725,799
Canada 16,295,745 — — 16,295,745
Cayman Islands 8,541,730 — — 8,541,730
China — 9,496,801 — 9,496,801
Japan — 13,924,135 — 13,924,135
Singapore 10,994,320 — — 10,994,320
United States 226,204,412 — — 226,204,412
Money Market Fund 43,893,190 — — 43,893,190
Total Investments $ 324,655,196 $ 23,420,936 $ — $ 348,076,132